Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Activities:
Net income	$ 3,651	$ 1,753	$ (2,632)	$ 3,452	$ 1,777
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	250	1,200	1,850	5,658	8,800
Depreciation and amortization	1,048	1,037	2,124	2,092	2,326
Stock based compensation	39	14	32	53	110
Net amortization of premiums and accretion of discounts on investment securities, net	1,626	2,199	4,087	4,920	2,415
(Gain) realized on securities available for sale transactions, net	(489)	(525)	(1,507)	(3,875)	(3,186)
(Gain) on sale of loans			0	(197)	0
(Gain) on sale of bank premises and equipment	(5)	(26)	(249)	1	(258)
Loss on sale of other real estate owned	15	155	775	227	787
Impairment losses on other real estate owned	11	143	585	1,723	1,386
Loss on LLC investments	23	11	121	165	119
Deferred income taxes	1,284	852	(3,457)	945	(444)
Net change in:
Accrued interest receivable	131	83	330	(462)	520
Other assets	(1,568)	(613)	2,783	846	3,018
Accrued interest payable	(983)	125	(349)	190	32
Other liabilities	(176)	401	(425)	1,280	(1,317)
Net cash provided by operating activities	4,857	6,809	4,068	17,018	16,085
Investing Activities:
Purchase of securities available for sale	(17,000)	(57,631)	(78,661)	(299,001)	(179,462)
Purchase of securities held to maturity			(1,069)	0	0
Purchase of restricted securities	(5,228)	0	(3,572)	(325)	(331)
Purchases of bank premises and equipment	(1,127)	(834)	(1,961)	(3,698)	(1,666)
Purchases of bank owned life insurance	0	(10,000)	(10,000)	0	0
Improvements to other real estate owned			0	0	(346)
Net change in loans	(41,484)	8,514	18,129	32,559	26,078
Proceeds from:
Maturities, calls, and paydowns of securities available for sale	9,053	14,772	26,322	52,976	48,939
Maturities, calls, and paydowns of securities held to maturity	1,248	0
Sales of securities available for sale	20,527	32,393	41,675	205,537	146,134
Sale of restricted securities	3,547	302	7,274	836	913
Sale of loans			0	3,046	0
Sale of bank premises and equipment	5	26	296	3	301
Sale of other real estate owned	462	2,950	4,508	5,661	6,644
Net cash used in investing activities	(29,997)	(9,508)	2,941	(2,406)	47,204
Net change in:
Demand, interest-bearing demand and savings deposits	(13,723)	10,847	32,416	37,874	5,032
Time deposits	787	(6,949)	(36,327)	(29,452)	(43,227)
Federal funds purchased and repurchase agreements	473	389	67	(1,061)	1,539
Short-term borrowings	34,820	0	41,940	0	(25,000)
Long-term borrowings			(117,500)	0	0
Issuance of common stock under dividend reinvestment and employee stock plans			0	37	80
Director stock grant			32	23	22
Net cash provided by financing activities	22,357	44,501	(34,262)	7,421	(61,554)
Net increase (decrease) in cash on deposit with subsidiary	(2,783)	41,802	(27,253)	22,033	1,735
Cash on deposit with subsidiary, January 1	19,346	46,599	46,599	24,566	22,831
Cash on deposit with subsidiary, December 31	16,563	88,401	19,346	46,599	24,566
Supplemental disclosure:
Interest paid	3,205	4,920	8,394	11,378	14,619
Income taxes received			(1,507)	(1,328)	0
Supplemental disclosure of noncash investing and financing activities:
Unrealized gains (losses) on securities available for sale	6,123	(9,914)	(14,665)	649	5,540
Loans transferred to other real estate owned	(289)	(1,095)	(1,921)	(5,032)	(4,180)
Minimum pension liability adjustment			1,539	901	(2,940)
Transfers from available for sale securities to held to maturity			34,547	0	0
Common Stock [Member]
Net change in:
Net proceeds from issuance of stock in private placements	0	18,654	23,550	0	0
Preferred Stock [Member]
Net change in:
Net proceeds from issuance of stock in private placements	$ 0	$ 21,560	$ 21,560	$ 0	$ 0